Summary of Significant Accounting Policies - Transaction Costs (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Transaction costs	$ 1,000	$ 0